Voyage Expenses and Commissions	12 Months Ended
Dec. 31, 2019
Voyage Expenses and Commissions
Voyage Expenses and Commissions

10. Voyage Expenses and Commissions

An analysis of voyage expenses and commissions is as follows:

	For the year ended
	December 31,
	2017	2018	2019
Brokers’ commissions on revenues	5,031	4,680	4,258
Bunkers’ consumption and other voyage expenses	2	2,826	3,050
Total	5,033	7,506	7,308

Bunkers’ consumption represents mainly bunkers consumed during periods when a vessel is not employed under a charter or off-hire periods.